UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Waterstone Asset Management, LLC

Address:  2 Carlson Parkway, Suite 260
          Plymouth, Minnesota 55447


13F File Number: 28-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:


  /s/Martin Kalish            Plymouth, Minnesota           February 13, 2007
  -----------------           -------------------           ------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total:   $951,080
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.         Form 13F File Number    Name

1.          28-12029                Waterstone Market Neutral Master Fund, Ltd.

2.          28-10926                Waterstone Capital Offshore Advisors, LP

                                                    FORM 13F INFORMATION TABLE
                                  Title of          CUSIP       Value      SHRS OF   SH/ PUT/  Investment   Other   Voting Authority
Name of Issuer                    Class             Number      (x1000)    PRN AMT   PRN CALL  Discretion   Mgrs   Sole  Shared None
3M CO                             COM               88579Y101    4,559        58,500  SH        DEFINED     1,2    Sole
AGCO CORP                         COM               001084102    1,154        37,300  SH        DEFINED     1,2    Sole
ALLERGAN INC                      COM               018490102    4,957        41,400  SH        DEFINED     1,2    Sole
AMERICAN EXPRESS CO               COM               025816109   18,729       308,706  SH        DEFINED     1,2    Sole
AMERICAN TOWER CORP               CL A              029912201      466        12,500  SH        DEFINED     1,2    Sole
AMERIPRISE FINL INC               COM               03076C106   19,302       354,160  SH        DEFINED     1,2    Sole
AMGEN INC                         COM               031162100    3,907        57,200  SH        DEFINED     1,2    Sole
APRIA HEALTHCARE GROUP INC        NOTE 3.375% 9/0   037933AB4   21,618    21,504,000  PRN       DEFINED     1,2    Sole
ASPEN INSURANCE HOLDINGS LTD      SHS               G05384105    4,489       170,300  SH        DEFINED     1,2    Sole
BEST BUY INC                      COM               086516101    3,414        69,400  SH        DEFINED     1,2    Sole
BEST BUY INC                      COM               086516101      886       246,200  SH  PUT   DEFINED     1,2    Sole
BOSTON PPTYS LTD PARTNERSHIP      NOTE 3.750% 5/1   10112RAG9   22,111    19,000,000  PRN       DEFINED     1,2    Sole
CAMERON INTERNATIONAL CORP        NOTE 2.500% 6/1   13342BAB1    8,066     7,500,000  PRN       DEFINED     1,2    Sole
CAPITAL ONE FINL CORP             COM               14040H105   20,103       261,695  SH        DEFINED     1,2    Sole
CARNIVAL CORP                     NOTE 10/2         143658AS1    4,129     5,000,000  PRN       DEFINED     1,2    Sole
CHESAPEAKE ENERGY CORP            NOTE 2.750%11/1   165167BW6    1,490     1,469,000  PRN       DEFINED     1,2    Sole
CIBER INC                         SDCV 2.875%12/1   17163BAB8    7,248     7,850,000  PRN       DEFINED     1,2    Sole
CIENA CORP                        NOTE 0.250% 5/0   171779AB7    5,045     5,500,000  PRN       DEFINED     1,2    Sole
CITIGROUP INC                     COM               172967101    3,342        60,000  SH        DEFINED     1,2    Sole
COMMONWEALTH TEL ENTERPRISES      NOTE 3.250% 7/1   203349AB1   21,400    20,000,000  PRN       DEFINED     1,2    Sole
EASTMAN KODAK CO                  COM               277461109    1,527        59,200  SH        DEFINED     1,2    Sole
EASTMAN KODAK CO                  COM               277461109      215        50,100  SH  PUT   DEFINED     1,2    Sole
FLIR SYS INC                      NOTE 3.000% 6/0   302445AB7   29,291    19,042,000  PRN       DEFINED     1,2    Sole
FORD MTR CO CAP TR II             PFD TR CV6.5%     345395206    8,557       250,000  PRN       DEFINED     1,2    Sole
FORD MTR CO DEL                   COM PAR $0.01     345370860    5,862       780,530  SH        DEFINED     1,2    Sole
FREEPORT-MCMORAN COPPER & GO      CL B              35671D857    7,941       142,491  SH        DEFINED     1,2    Sole
GETTY IMAGES INC                  SDCV 0.500% 6/0   374276AH6   35,927    35,960,000  PRN       DEFINED     1,2    Sole
GILEAD SCIENCES INC               COM               375558103   16,025       246,800  SH        DEFINED     1,2    Sole
GREY GLOBAL GROUP INC             SDCV 5.000%10/1   39787MAB4   11,940     9,000,000  PRN       DEFINED     1,2    Sole
HANOVER COMPRESSOR CO             NOTE 4.750% 1/1   410768AE5    9,268     6,500,000  PRN       DEFINED     1,2    Sole
HEADWATERS INC                    NOTE 2.875% 6/0   42210PAB8    5,201     5,048,000  PRN       DEFINED     1,2    Sole
HEALTH CARE REIT INC              NOTE 4.750%12/0   42217KAP1    5,191     5,000,000  PRN       DEFINED     1,2    Sole
HEALTH MGMT ASSOC INC NEW         NOTE 4.375% 8/0   421933AF9   11,687    11,500,000  PRN       DEFINED     1,2    Sole
IMCLONE SYS INC                   NOTE 1.375% 5/1   45245WAF6   27,045    29,798,000  PRN       DEFINED     1,2    Sole
INFORMATICA CORP                  COM               45666Q102    1,756       143,800  SH        DEFINED     1,2    Sole
INTERPUBLIC GROUP COS INC         NOTE 4.500% 3/1   460690AT7   10,840     9,152,000  PRN       DEFINED     1,2    Sole
INTERPUBLIC GROUP COS INC         NOTE 4.250% 3/1   460690AZ3   20,634    16,848,000  PRN       DEFINED     1,2    Sole
KOHLS CORP                        COM               500255104    9,300       500,000  SH  CALL  DEFINED     1,2    Sole
LANDAMERICA FINL GROUP INC        DBCV 3.125%11/1   514936AB9   31,686    29,000,000  PRN       DEFINED     1,2    Sole
LANDAMERICA FINL GROUP INC        DBCV 3.250% 5/1   514936AD5    5,859     4,500,000  PRN       DEFINED     1,2    Sole
LINCARE HLDGS INC                 DBCV 3.000% 6/1   532791AB6   21,636    22,000,000  PRN       DEFINED     1,2    Sole
LUCENT TECHNOLOGIES INC           DBCV 2.750% 6/1   549463AG2   45,109    41,800,000  PRN       DEFINED     1,2    Sole
LUCENT TECHNOLOGIES INC           DBCV 2.750% 6/1   549463AH0   48,116    42,375,000  PRN       DEFINED     1,2    Sole
MASCO CORP                        NOTE 7/2          574599BB1  130,405   278,280,000  PRN       DEFINED     1,2    Sole
MEDTRONIC INC                     COM               585055106      856        16,000  SH        DEFINED     1,2    Sole
NAVISTAR INTL CORP NEW            COM               63934E108      597        17,862  SH        DEFINED     1,2    Sole
NEKTAR THERAPEUTICS               COM               640268108    4,523       297,400  SH        DEFINED     1,2    Sole
NEW YORK CMNTY CAP TR V           BONUSES           64944P307   44,859       961,027  SH        DEFINED     1,2    Sole
NOVELL INC                        DBCV 0.500% 7/1   670006AC9   37,863    39,000,000  PRN       DEFINED     1,2    Sole
OMNICARE INC                      DBCV 3.250%12/1   681904AL2       52        60,000  PRN       DEFINED     1,2    Sole
PHARMACEUTICAL RES INC            NOTE 2.875% 9/3   717125AC2    8,634     9,270,000  PRN       DEFINED     1,2    Sole
PROCTER & GAMBLE CO               COM               742718109    5,990        93,200  SH        DEFINED     1,2    Sole
PRUDENTIAL FINL INC               COM               744320102    2,584        30,100  SH        DEFINED     1,2    Sole
QUANEX CORP                       DBCV 2.500% 5/1   747620AE2    1,470     1,000,000  PRN       DEFINED     1,2    Sole
QWEST COMMUNICATIONS INTL IN      COM               749121109      449        53,700  SH        DEFINED     1,2    Sole
RAYTHEON CO                       *W EXP 06/16/201  755111119      180        10,000  SH        DEFINED     1,2    Sole
REINSURANCE GROUP AMER INC        PFD T             759351307    7,077       100,000  SH        DEFINED     1,2    Sole
SANDISK CORP                      NOTE 1.000% 5/1   80004CAC5   47,811    54,000,000  PRN       DEFINED     1,2    Sole
TECH DATA CORP                    COM               878237106    5,514       145,614  SH        DEFINED     1,2    Sole
TEVA PHARMACEUTICAL FIN II L DBC  DBCV 0.250% 2/0   88164RAB3    5,637     5,500,000  PRN       DEFINED     1,2    Sole
THERMO FISHER SCIENTIFIC INC      COM               883556102    6,440       142,200  SH        DEFINED     1,2    Sole
TRINITY INDS INC                  NOTE 3.875% 6/0   896522AF6   45,380    45,000,000  PRN       DEFINED     1,2    Sole
VALASSIS COMMUNICATIONS INC       NOTE 1.625% 5/2   918866AK0    4,065     6,500,000  PRN       DEFINED     1,2    Sole
VALEANT PHARMACEUTICALS INTL      COM               91911X104      978        56,700  SH        DEFINED     1,2    Sole
VORNADO RLTY L P                  DBCV 3.625%11/1   929043AE7   27,540    27,500,000  PRN       DEFINED     1,2    Sole
WAL MART STORES INC               COM               931142103    3,787        82,000  SH        DEFINED     1,2    Sole
WASHINGTON REAL ESTATE INVT       NOTE 3.875% 9/1   939653AJ0    5,036     5,000,000  PRN       DEFINED     1,2    Sole
WYETH                             COM               983024100    6,324       124,200  SH        DEFINED     1,2    Sole
                                                               951,080



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